Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
Schedule of components of short-term bank loans
	As at December 31,
	2020	2019
Secured bank borrowings	1,148,959	1,075,084
Carrying amount repayable within 1 year	1,148,959	1,075,084

Schedule of borrowings fixed-rate and denominated in RMB
Bank loans	Amount USD	Period		Interest rate	Mortgage	Personal guarantee
#1	1,148,959	4/26/2020	4/26/2021	4.35%	Land use right and buildings	Yan, Keyan/Chen, Bizhen
	1,148,959